Subsequent Events (Details Narrative) - Private Offering [Member] - USD ($)	Feb. 12, 2025	Jan. 06, 2025	Nov. 05, 2024	Jun. 06, 2024	May 29, 2024	May 28, 2024	May 02, 2024	Apr. 25, 2024	Apr. 24, 2024	Apr. 15, 2024	Oct. 16, 2023	Sep. 12, 2023
Subsequent Event [Line Items]
Sale of stock number of shares issued			106,382	50,000	10,000	25,000	200,000	10,000	99,992	21,505	20,000	10,888
Sale of stock description			each such unit consisting of 1 share of Ordinary Share	each such unit consisting of 1 share of Ordinary Share	each such unit consisting of 1 share of Ordinary Share	each such unit consisting of 1 share of Ordinary Share	each such unit consisting of 1 share of Ordinary Share	each such unit consisting of 1 share of Ordinary Share	each such unit consisting of 1 share of Ordinary Share	each such unit consisting of 1 share of Ordinary Share	each such unit consisting of 1 share of Ordinary Share	each such unit consisting of 1 share of Ordinary Share
Sale of stock price per share			$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 0.50	$ 1.00	$ 1.00	$ 1.00	$ 0.001	$ 5
Gross proceeds from issuance of private placement			$ 106,382	$ 50,000	$ 10,000	$ 25,000	$ 100,000	$ 10,000	$ 99,992	$ 21,505	$ 50,020	$ 54,443
Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of stock number of shares issued	111,111	10,000
Sale of stock description	each such unit consisting of 1 share of Ordinary Share	each such unit consisting of 1 share of Ordinary Share
Sale of stock price per share	$ 1.00	$ 1.00
Gross proceeds from issuance of private placement	$ 111,111	$ 10,000